SUBSEQUENT EVENTS (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of key terms and conditions for Stock Option Grant

Number of shares to be issued	82,000 shares
Proceeds from issuance of stocks	¥93,120 thousand
Amount of increased common stock	¥46,560 thousand
Amount of increased additional paid-in capital	¥46,560 thousand

24th Series Stock Option Grant
Schedule of key terms and conditions for Stock Option Grant

Grant date	June 26, 2018
Number of shares to be issued	26,600 shares
Exercise price per share	¥1,161
Vesting period	3 years
Exercise period of the stock options	June 27, 2021 to
June 26, 2024
Total number of recipients – employee/directors and employees of the Company	39
Conditions for the stock options to be vested	Enrolled as director or employee of the Company